Treasury Stock (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 08, 2024 CNY (¥) shares	Nov. 08, 2024 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 10, 2022 USD ($)
Treasury Stock
Payments for repurchase of shares			¥ 167,060	$ 23,889	¥ 400,707	¥ 369,569
Class A Ordinary shares
Treasury Stock
Cancellation of the repurchased shares	33,016,016	33,016,016	31,100,000	31,100,000
Number of shares that are being held in treasury for restricted share award at the end of the year			27,800,000	27,800,000
Value of shares that are being held in treasury for restricted share award at the end of the year			¥ 288,100	$ 41,200
Treasury shares, common stock acquired, in form of American depositary share	19,877,118	19,877,118
Payments for repurchase of shares	¥ 281,000	$ 38,500	¥ 465,000	$ 66,500
American depository shares
Treasury Stock
Repurchase of shares (in shares)	6,625,706	6,625,706
Maximum
Treasury Stock
Share repurchase program | $							$ 100,000